6. ACQUISITIONS: Schedule of Key inputs and assumptions used in the valuation of Common Shares (Details) - Fair value of rights to receive common shares	12 Months Ended
Dec. 31, 2020 $ / shares
Share Price	$ 2.950
Volatility	85.00%
Discount for lack of marketability	11.00%